Pension benefits - Expected Annual Pension Plan Contributions Under Defined Benefit Plans (Details) $ in Millions	Dec. 31, 2019 USD ($)
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
2020	$ 4
2021	2
2022	2
2023	3
2024	2
2025-2029	13
Total payments expected during the next 10 years	$ 26